Pension and Post-Retirement and Post-Employment Benefits - Changes in Fair Value of Financial Instruments Classified in Level 3 (Detail) - Level 3 [Member] - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Change in plan assets
Fair value of plan assets, beginning of year	$ 549	$ 425
Realized and unrealized gains (losses)	59	(31)
Purchases	90	171
Sales and disbursements	(47)	(16)
Fair value of plan assets, end of year	$ 651	$ 549